HUNTINGTON ASSET SERVICES, INC.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

October 12, 2011

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing a preliminary proxy statement on Schedule 14A on behalf of the Dean Small Cap Value Fund and the Dean Mid Cap Value Fund (the “Dean Funds”), each a series of Unified Series Trust.  The proxy statement is related to a solicitation of shareholder approval of a new management agreement and a new sub-advisory agreement for each of the Dean Funds.

Please direct any questions or comments to Dee Anne Sjögren at (314) 552-6295.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President